Basis of Presentation and General information, General Information (Details)			12 Months Ended
	Oct. 17, 2019 shares	Sep. 22, 2017 USD ($) $ / shares shares	Dec. 31, 2019 t $ / shares shares	Dec. 31, 2018 $ / shares
Basis of Presentation [Abstract]
Common shares, par value (in dollars per share)			$ 0.001	$ 0.001
Preferred shares, par value (in dollars per share)			$ 0.001	$ 0.001
Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
Basis of Presentation [Abstract]
Number of shares issued in share exchange transaction (in shares) | shares		480,000
Dividend rate		9.75%	9.75%	9.75%
Preferred shares, par value (in dollars per share)		$ 0.001
Fair value of preferred stock | $		$ 2,740,000
Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Number of shares issued in share exchange transaction (in shares) | shares		12,000
Preferred shares, par value (in dollars per share)		$ 0.001
Fair value of preferred stock | $		$ 0
Common Shares [Member]
Basis of Presentation [Abstract]
Number of shares issued in share exchange transaction (in shares) | shares	300,000	2,400,000	618,112
Common shares, par value (in dollars per share)		$ 0.001
Spetses Shipping Co. [Member] | Magic P [Member]
Basis of Presentation [Abstract]
Percentage ownership of vessel			100.00%
DWT | t			76,453
Thalassa [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held			100.00%
Thalassa [Member] | Common Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held		100.00%	33.90%
Thalassa [Member] | Spetses Shipping Co. [Member] | Common Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held		52.00%